Fair Value (Fair Value on a Nonrecurring Basis) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	$ 280,000	$ 842,000
Decrease in valuation allowance for impaired loans	562,000
Letters of Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Standby letter of credit	4,100,000	$ 1,800,000
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Value for real estate appraisal for OREO or substance foreclosure	$ 100,000
Fair value inputs, discount rate	6.00%
Minimum | Market Approach Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	10.00%
Minimum | Third Party Appraisal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	6.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	10.00%
Maximum | Market Approach Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	15.00%
Maximum | Third Party Appraisal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	10.00%